Trade receivables (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Opening balance	R$ (71,477)	R$ (61,398)	R$ (44,046)
Additions	(57,090)	(60,894)	(74,552)
Write-offs	28,411	50,815	57,200
Closing balance	R$ (100,156)	R$ (71,477)	R$ (61,398)